INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Property, plant and equipment
Property, plant and equipment	$ 41,868,162	$ 41,515,106
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	55,849,205	54,527,392	$ 53,779,411	$ 57,059,972
Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment	$ (13,981,043)	$ (13,012,286)	$ (12,193,379)	$ (13,225,424)